Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net
Schedule of property and equipment

		Other	Leasehold
	Property	Equipment	Improvements	Total

	(USD in thousands)
Cost at December 31, 2022	$2,593	$1,368	$1,632	$5,593
Additions during the year	—	23	65	88
Exchange rate adjustments	88	47	57	192
Cost at December 31, 2023	2,681	1,438	1,754	5,873
Depreciation at December 31, 2022	$(369)	$(352)	$(197)	$(918)
Depreciation for the year	(245)	(212)	(158)	(615)
Depreciation revaluation during the year	45	—	—	45
Exchange rate adjustments	(16)	(17)	(9)	(42)
Depreciation at December 31, 2023	(585)	(581)	(364)	(1,530)
Carrying amount at December 31, 2023	$2,096	$857	$1,390	$4,343
Carrying amount of right-of-use assets at December 31, 2023	$2,096	$—	$—	$2,096

		Other	Leasehold
	Property	Equipment	Improvements	Total

	(USD in thousands)
Cost at December 31, 2021	$2,756	$1,225	$1,567	$5,548
Additions during the year	—	220	156	376
Exchange rate adjustments	(163)	(77)	(91)	(331)
Cost at December 31, 2022	2,593	1,368	1,632	5,593
Depreciation at December 31, 2021	$(155)	$(161)	$(58)	$(374)
Depreciation for the year	(234)	(196)	(141)	(571)
Depreciation revaluation during the year	15	—	—	15
Exchange rate adjustments	5	5	2	12
Depreciation at December 31, 2022	(369)	(352)	(197)	(918)
Carrying amount at December 31, 2022	$2,224	$1,016	$1,435	$4,675
Carrying amount of right-of-use assets at December 31, 2022	$2,224	$—	$—	$2,224

Depreciation included in the consolidated statement of comprehensive loss:

	Years Ended
	December 31,
	2023	2022	2021

	(USD in thousands)
Research and development expenses	$340	$446	$270
General and administrative expenses	275	125	73
Total depreciation included in the consolidated statement of comprehensive loss	615	571	343
Total accumulated depreciation of right-of-use assets at December 31,	$585	$369	$155